Statement of comprehensive income - ZAR (R) R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Statement of comprehensive income
Earnings/(loss) for the period	[1]	R 15,288	R 4,506	R (91,272)
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement		(14,061)	(1,866)	24,123
Effect of translation of foreign operations		(11,069)	(1,743)	26,720
Effect of cash flow hedges		384	(156)	(2,192)
Foreign currency translation reserve on disposal of business reclassified to the income statement	[2]	(3,313)		(801)
Tax on items that can be subsequently reclassified to the income statement		(63)	33	396
Items that cannot be subsequently reclassified to the income statement		(144)	(35)	(205)
Remeasurements on post-retirement benefit obligations		(245)	(128)	(147)
Fair value of investments through other comprehensive income		(30)	75	(112)
Tax on items that cannot be subsequently reclassified to the income statement		131	18	54
Total comprehensive income/(loss) for the period		1,083	2,605	(67,354)
Attributable to
Owners of Sasol Limited		307	2,155	(67,220)
Non-controlling interests in subsidiaries		776	450	(134)
Total comprehensive income/(loss) for the period		R 1,083	R 2,605	R (67,354)

[1]	Earnings increased by more than 100% to R15.3 billion from R4.5 billion in the prior period. These results were underpinned by a strong cash cost and working capital performance in response to the challenging environment, as well as the gains of R4.6 billion on the translation of monetary assets and liabilities and gains of R5.0 billion on the valuation of financial instruments and derivative contracts due to a 15% strengthening of the closing rand/US dollar exchange rate compared to June 2020; and R3.3 billion gain on the reclassification of the foreign currency translation reserve (FCTR), mainly on the divestment of 50% interest in the US LCCP Base Chemicals business. Remeasurement items in the prior year included the impairment of R72.6 billion (US$4.2 billion) of our Base Chemicals portfolio within Sasol Chemicals USA which have been classified as disposal groups held for sale at 30 June 2020 and impaired to its fair value less cost to sell, the impairment of the Synfuels liquid fuels refinery and Sasolburg liquid fuels refinery CGUs of R3.8 billion and R8.6 billion respectively, our Base Chemicals foundation business in the Southern African value chain of R18.1 billion and our South African wax business and Eurasian wax businesses of R4.6 billion and R2.8 billion respectively.
[2]	R3.3 billion gain on the reclassification of the foreign currency translation reserve (FCTR), on the divestments of 50% interest in the US LCCP Base Chemicals business and our 50% share in the Gemini HDPE LLC.